Goodwill - Schedule of Significant Amounts of Goodwill Allocated (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		$ 5,852,575	$ 5,417,134
Brazil Beef [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		1,648,358	1,464,710
Seara [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		680,005	602,869
USA Pork [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		694,534	694,534
Australia Smallgoods [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		306,082	283,441
Australia Meat [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		276,876	256,395
PPC - Fresh Poultry [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		479,404	401,396
PPC - Brands & Snacking [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill			262,431
PPC - Fresh Pork/Lamb [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		168,859	202,512
PPC - Food Service [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		185,841	173,125
PPC - Meals [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill			58,178
PPC - Added Value [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[1]	349,816
Others CGUs without significant goodwill [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[2]	$ 1,062,800	$ 1,017,543

[1]	On August 5, 2025, the indirect subsidiary JBS USA completed the reorganization of its Cash-Generating Units (CGUs), driven by restructuring initiatives at its indirect subsidiary, Pilgrim’s Pride Corporation (“PPC”), in Europe. This reorganization resulted in the redefinition of the structure of the CGUs “PPC - Brands and Snacking” and “PPC - Meals”, which were consolidated into the new CGU “PPC - Added Value”. No impairment loss was recognized for the year ended December 31, 2025 as a result of this reorganization.
[2]	Correspond to 12 Cash-Generating Units (CGUs) which, due to their individually immaterial values, have been grouped under the category ‘Other’.